Basis of Presentation and Summary of Significant Accounting Policies - Disaggregation of Revenue by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Total Revenue	$ 110.9	$ 68.5	$ 213.1	$ 123.1
DiscoverOrg Holdings
Disaggregation of Revenue [Line Items]
Total Revenue					$ 293.3	$ 144.3
DiscoverOrg Holdings | U.S.
Disaggregation of Revenue [Line Items]
Total Revenue					267.3	134.9
DiscoverOrg Holdings | Outside the United States
Disaggregation of Revenue [Line Items]
Total Revenue					$ 26.0	$ 9.4